Inventory	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventory	Inventory

	2022	2021
Product inventory	$611	$535
Materials, supplies and other	1,204	1,013
	$1,815	$1,548
During 2022, approximately $33 billion of purchased and produced inventory was recorded as expense (2021 - approximately $22 billion